CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Secondary Public Offering OR HK IPO CNY (¥)	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares Secondary Public Offering OR HK IPO CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital Secondary Public Offering OR HK IPO CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year at Dec. 31, 2020	¥ 7,782,204			¥ 52	¥ 172		¥ 14,616,302		¥ 17,884	¥ 141,129	¥ (7,175,339)	¥ 182,004
Balance at the beginning of the year (Shares) at Dec. 31, 2020 | shares				83,715,114	268,204,838
Net (loss)/income	(6,808,739)										(6,789,228)	(19,511)
Share-based compensation	999,817						999,817
Share issuance from exercise of share options	3				¥ 3
Share issuance from exercise of share options (in shares) | shares					3,262,562
Share issuance upon secondary public offering ("HK IPO"), net of issuance costs of HKD337,143			¥ 19,266,810			¥ 18		¥ 19,266,792
Share issuance upon secondary public offering ("HK IPO"), net of issuance costs of HKD337,143 (in shares) | shares						28,750,000
Acquisition of subsidiaries	617,999				¥ 1		632,747					(14,749)
Acquisition of subsidiaries (in shares) | shares					2,056,825
Issuance of Class Z ordinary shares related to long-term investments					¥ 1		(1)
Issuance of Class Z ordinary shares related to long-term investments (in shares) | shares					1,045,700
Share issuance upon the conversion of convertible senior notes	449,911				¥ 3		449,908
Share issuance upon the conversion of convertible senior notes (in shares) | shares					2,854,277
Capital injection in subsidiaries by noncontrolling interests	2,187											2,187
Purchase of noncontrolling interests	(173,135)				¥ 1		(35,604)					(137,532)
Purchase of noncontrolling interests (in shares) | shares					715,271
Appropriation to statutory reserves									6,737		(6,737)
Foreign currency translation adjustments	(420,991)									(420,991)
Balance at the end of the year at Dec. 31, 2021	21,716,066			¥ 52	¥ 199		35,929,961		24,621	(279,862)	(13,971,304)	12,399
Balance at the end of the year (Shares) at Dec. 31, 2021 | shares				83,715,114	306,889,473
Net (loss)/income	(7,507,653)										(7,497,013)	(10,640)
Share-based compensation	1,040,683						1,040,683
Share issuance from exercise of share options	4				¥ 4
Share issuance from exercise of share options (in shares) | shares					3,929,433
Share issuance upon the conversion of convertible senior notes	96						96
Share issuance upon the conversion of convertible senior notes (in shares) | shares					565
Repurchase of shares	(347,581)				¥ (2)		(347,579)
Repurchase of shares (in shares) | shares					(2,640,832)
Purchase of noncontrolling interests (in shares) | shares					45,000
Appropriation to statutory reserves									11,552		(11,552)
Foreign currency translation adjustments	337,972									337,972
Balance at the end of the year at Dec. 31, 2022	15,239,587			¥ 52	¥ 201		36,623,161		36,173	58,110	(21,479,869)	1,759
Balance at the end of the year (Shares) at Dec. 31, 2022 | shares				83,715,114	308,223,639
Net (loss)/income	(4,811,713)	$ (677,714)									(4,822,321)	10,608
Share-based compensation	1,132,644						1,132,644
Issuance of Class Z ordinary shares upon new ADS offering ("ADS offering")	2,689,380				¥ 10		2,689,370
Issuance of Class Z ordinary shares upon new ADS offering ("ADS offering") (in shares) | shares					15,344,000
Share issuance from exercise of share options	2				¥ 2
Share issuance from exercise of share options (in shares) | shares					2,210,741
Share issuance from vest of restricted share units (in shares) | shares					22,500
Appropriation to statutory reserves									8,576		(8,576)
Foreign currency translation adjustments	154,367	21,742								154,367
Balance at the end of the year at Dec. 31, 2023	¥ 14,404,267	$ 2,028,799		¥ 52	¥ 213		¥ 40,445,175		¥ 44,749	¥ 212,477	¥ (26,310,766)	¥ 12,367
Balance at the end of the year (Shares) at Dec. 31, 2023 | shares				83,715,114	325,800,880